Leases -Summary of Future lease payments (Detail) - Dec. 31, 2022 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Leases [Abstract]
2023	¥ 2,870	$ 416
2024	2,230	323
2025	1,424	206
2026	889	129
2027	442	64
Thereafter	444	64
Total future lease payments	8,299	1,202
Less: Imputed interest	680	98
Total lease liability balance	¥ 7,619	$ 1,104